Other Receivables and Contract Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables And Contract Assets [Abstract]
Schedule of current other receivables and contract assets
Current Other Receivables and Contract Assets

	December 31,
	2023	2022
	£’000	£’000
VAT recoverable	3,356	3,040
Prepayments	5,961	5,935
Contract assets and accrued grant income	—	176
Accrued bank interest	412	746
Other receivables	5,622	4,721
	15,351	14,618

Schedule of non-current other receivables and contract assets	Non-current Other Receivables and Contract Assets

	December 31,
	2023	2022
	£’000	£’000
Other receivables	663	100
	663	100

Schedule of movement in contract assets and accrued grant income
A reconciliation of the movement in contract assets and accrued grant income for the Group is as follows:

	January 1, 2023	Recognised as Income	Deductions	Foreign Exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	176	117	(293)	—	—
Total contract assets and accrued grant income	176	117	(293)	—	—

	January 1, 2022	Recognised as Income	Deductions	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	126	171	(143)	22	176
Collaborations	179	(69)	(110)	—	—
Total contract assets and accrued grant income	305	102	(253)	22	176
A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2023	Additions	Recognised in the Income Statement	Transferred to Other Creditors	Foreign Exchange	December 31, 2023
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	959	2,141	(1,127)	—	(2)	1,971
Revenue generating collaborations	87,884	22,655	(20,038)	—	—	90,501
Joint operations	9,139	—	(2,033)	(7,106)	—	—
Total contract liabilities and other advances	97,982	24,796	(23,198)	(7,106)	(2)	92,472
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 1, 2022	Additions	Recognised in the Income Statement	Foreign Exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint Operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982